Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	Year Ended December 31,
(in thousands)	2017	2016	2015
Domestic	$(41,313)	$(13,930)	$(11,276)
Foreign	(3,804)	(4,040)	(3,428)

Income (loss) before taxes	$(45,117)	$(17,970)	$(14,704)

Income tax reconciliation

The provision for income taxes differs from the amount computed by applying the statutory rate as follows:

	Year Ended December 31,
(in thousands)	2017	2016	2015
Income taxes using U.S federal statutory rate	$(15,340)	$(6,110)	$(4,999)
Tax Cuts and Jobs Act	143	—	—
Nondeductible interest	6,912	—	—
Loss on extinguishment of debt	10,174
Loss of tax benefit of federal net operating loss carryforwards	5,067	68,795	—
Loss of tax benefit of state net operating loss carryforwards	1,373	13,891	—
Loss of tax benefit of federal tax credit carryforwards	324	4,023	—
Amortization of gain on IP migration	767	767	767
State income taxes, net of federal benefit	(1,339)	(2,576)	380
Foreign rate differential	1,196	1,141	920
Valuation allowance	(1,423)	(75,407)	2,649
Derivative charge	(8,403)	(4,345)	(192)
Stock option exercises and cancellations	841	53	674
Research and development costs	(295)	(250)	(199)
Other	3	18	—

	$—	$—	$—

Significant components of deferred tax assets

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
(in thousands)	2017	2016	2015
Deferred tax assets:
Employee compensation accruals	$292	$1,386	$1,279
Accrued liabilities	353	343	633
Research tax credits	17	22	3,796
Other	34	55	66
Net operating losses	5,289	6,194	77,906

Total deferred tax assets	5,985	8,000	83,680

Deferred tax liabilities:
Beneficial conversion feature	—	906	—
Other	13	—	—
Total deferred tax liabilities	13	906	—

Valuation allowance	5,972	7,094	83,680

Net deferred tax assets	$—	$—	$—

Summary of Change in Valuation Allowance

The primary reason for the significant decrease in the valuation allowance during 2016 is due to the reduction of recognizable deferred tax assets related net operating loss and credit carryforwards resulting from the Sec. 382 ownership change. The change in valuation allowance is as follows:

(in thousands)	December 31, 2017	December 31, 2016
Beginning balance	$7,094	$83,680
Charged to costs and expenses	(1,423)	(75,407)
Charged to additional paid-in capital	—	(1,854)
Charged to retained earnings	—	1,010
Charged to other comprehensive income	301	(335)

Ending balance	$5,972	$7,094